Non-cash share-based compensation - Summary of Number of Shares Outstanding and Weighted Average Grant Date Fair Value (Parenthetical) (Detail) - 2018 Stock Option Plan - shares	1 Months Ended
	Mar. 31, 2021	Oct. 31, 2020
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share based arrangement number of other equity instruments granted	330,041	423,285
Minimum vesting period	3 years	3 years
Non-market performance vesting conditions	103,000